ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2021
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2021 and 2020:

	As of September 30,
	2021	2020
Accounts receivable, gross	$29,346,829	$33,413,662
Less: allowance for doubtful accounts	(2,221,870)	(2,020,373)
Accounts receivable, net	$27,124,959	$31,393,289

The Company recorded $92,943 and nil bad debt expense during the year ended September 30, 2021 and 2020, respectively. There was no bad-debt write-off recorded by the Company during the years ended September 30, 2021 and 2020.

As of September 30, 2021 and 2020, the Company pledged accounts receivable of $2,053,490 and $1,829,454 to secure banking facilities granted to the Company.

Changes of allowance for doubtful accounts for the years ended September 30, 2021 and 2020 are as follow:

	As of September 30,
	2021	2020
Beginning balance	$2,020,373	$1,919,152
Additional reserve through bad debt expense	92,943	—
Exchange difference	108,554	101,221
Ending balance	$2,221,870	$2,020,373